Other intangible assets - Disclosure of detailed information about other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 22,379
Intangible assets other than goodwill at end of period	15,709	€ 22,379
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	46,894	42,031
Additions	3,944	4,686
Divestitures	1,600	877
Change in scope of consolidation	62	263
Transfer to Assets held for sale		(1)
Translation differences and other changes	(1,888)	792
Intangible assets other than goodwill at end of period	47,412	46,894	€ 42,031
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(24,515)	(21,406)
Divestitures	(1,464)	(203)
Change in scope of consolidation	6	27
Translation differences and other changes	609	(187)
Amortization	2,459	2,458
Impairment losses and asset write-offs	6,808	694
Intangible assets other than goodwill at end of period	(31,703)	(24,515)	(21,406)
Capitalized development expenditures
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	19,667
Additions	3,240	3,922	4,184
Amortization	2,094	2,149	2,193
Impairment losses and asset write-offs	6,193	703	126
Intangible assets other than goodwill at end of period	13,699	19,667
Capitalized development expenditures | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	41,693	36,786
Additions	3,452	4,150
Divestitures	1,368	150
Change in scope of consolidation	3	230
Transfer to Assets held for sale		0
Translation differences and other changes	(1,563)	677
Intangible assets other than goodwill at end of period	42,217	41,693	36,786
Capitalized development expenditures | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(22,026)	(19,211)
Divestitures	(1,373)	(156)
Change in scope of consolidation	1	30
Translation differences and other changes	418	(159)
Amortization	2,094	2,149
Impairment losses and asset write-offs	6,190	693
Intangible assets other than goodwill at end of period	(28,518)	(22,026)	(19,211)
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	371
Intangible assets other than goodwill at end of period	317	371
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,090	1,007
Additions	80	82
Divestitures	81	20
Change in scope of consolidation	(1)	(2)
Transfer to Assets held for sale		0
Translation differences and other changes	(202)	23
Intangible assets other than goodwill at end of period	886	1,090	1,007
Patents, concessions and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(719)	(634)
Divestitures	(79)	(19)
Change in scope of consolidation	2	0
Translation differences and other changes	166	(5)
Amortization	94	98
Impairment losses and asset write-offs	3	1
Intangible assets other than goodwill at end of period	(569)	(719)	(634)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,341
Intangible assets other than goodwill at end of period	1,693	2,341
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	4,111	4,238
Additions	412	454
Divestitures	151	707
Change in scope of consolidation	60	35
Transfer to Assets held for sale		(1)
Translation differences and other changes	(123)	92
Intangible assets other than goodwill at end of period	4,309	4,111	4,238
Other intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(1,770)	(1,561)
Divestitures	(12)	(28)
Change in scope of consolidation	3	(3)
Translation differences and other changes	25	(23)
Amortization	271	211
Impairment losses and asset write-offs	615	0
Intangible assets other than goodwill at end of period	€ (2,616)	€ (1,770)	€ (1,561)